GENERAL (Schedule of results of the discontinued operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Net income (loss) from discontinued operations	$ (198)	$ 8,607	$ (64)
Net income from discontinued operation	(198)	8,607	436
Discontinued Operations [Member] | Integrated Solutions Division Member
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	0	17,177	48,113
Cost of revenues	0	14,906	35,783
Gross profit	0	2,271	12,330
Operating expenses:
Research and development, net	0	828	1,688
Selling and marketing	0	2,223	5,274
General and administrative	0	3,814	3,238
Total operating expenses	0	6,865	10,200
Operating income (loss)	(0)	(4,594)	2,130
Financial expenses, net	0	(76)	(463)
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax, Total	(0)	(4,670)	1,667
Taxes on income	0	1,611	1,231
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax, Total	(0)	(6,281)	436
Capital gain from discontinued operation	(198)	14,888
Net income from discontinued operation	$ (198)	$ 8,607	$ 436